Significant Accounting Policies - Schedule of Depreciation Calculated at Equal Annual Rates (Details)	12 Months Ended
Dec. 31, 2024
Furniture and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	7.00%
Computers and electronic equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	33.00%
Computers and electronic equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	15.00%
Molds and production equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	33.00%
Leasehold improvements [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	5.00%
Leasehold improvements [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	10.00%